Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	$ 40,811,886	$ 38,729,401
ECL allowance	1,149,991	1,153,267
Stage 1 [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	34,765,745	34,675,625
ECL allowance	127,663	196,845
Stage 2 [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	3,856,528	2,007,499
ECL allowance	204,903	175,791
Stage 3 [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	2,189,613	2,046,277
ECL allowance	817,425	780,631
Interbank loans [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	68,440	32,991
ECL allowance	2	1
Interbank loans [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	68,440	32,991
ECL allowance	2	1
Interbank loans [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount
ECL allowance
Interbank loans [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount
ECL allowance
Commercial Loans [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	17,049,698	16,855,530
ECL allowance	227,506	307,443
Commercial Loans [Member] | 1-30 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	233,938	198,278
ECL allowance	46,442	33,950
Commercial Loans [Member] | 31-90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	237,949	200,908
ECL allowance	66,251	66,045
Commercial Loans [Member] | Over 90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	550,072	429,873
ECL allowance	319,395	254,128
Commercial Loans [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	15,505,706	15,083,757
ECL allowance	58,096	76,241
Commercial Loans [Member] | Stage 1 [Member] | 1-30 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	41,357	55,298
ECL allowance	3,357	6,591
Commercial Loans [Member] | Stage 1 [Member] | 31-90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	2,363	5,403
ECL allowance	128	421
Commercial Loans [Member] | Stage 1 [Member] | Over 90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount
ECL allowance
Commercial Loans [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	1,181,694	1,291,497
ECL allowance	49,896	74,402
Commercial Loans [Member] | Stage 2 [Member] | 1-30 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	102,214	80,205
ECL allowance	9,164	8,311
Commercial Loans [Member] | Stage 2 [Member] | 31-90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	69,159	50,464
ECL allowance	8,575	8,643
Commercial Loans [Member] | Stage 2 [Member] | Over 90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount
ECL allowance
Commercial Loans [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	362,298	480,276
ECL allowance	119,514	156,800
Commercial Loans [Member] | Stage 3 [Member] | 1-30 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	90,367	62,775
ECL allowance	33,921	19,048
Commercial Loans [Member] | Stage 3 [Member] | 31-90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	166,427	145,041
ECL allowance	57,548	56,981
Commercial Loans [Member] | Stage 3 [Member] | Over 90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	550,072	429,873
ECL allowance	319,395	254,128
Mortgage Loans [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	16,120,315	15,057,131
ECL allowance	82,337	80,307
Mortgage Loans [Member] | 1-30 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	398,350	295,010
ECL allowance	33,877	21,810
Mortgage Loans [Member] | 31-90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	347,175	185,747
ECL allowance	45,011	20,862
Mortgage Loans [Member] | Over 90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	207,599	191,121
ECL allowance	54,908	39,777
Mortgage Loans [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	14,612,117	14,559,586
ECL allowance	8,224	17,984
Mortgage Loans [Member] | Stage 1 [Member] | 1-30 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	19,150	96,080
ECL allowance	327	1,183
Mortgage Loans [Member] | Stage 1 [Member] | 31-90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	4,456	16,414
ECL allowance	100	221
Mortgage Loans [Member] | Stage 1 [Member] | Over 90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount
ECL allowance
Mortgage Loans [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	1,285,324	195,691
ECL allowance	34,149	4,699
Mortgage Loans [Member] | Stage 2 [Member] | 1-30 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	278,114	114,723
ECL allowance	11,923	3,727
Mortgage Loans [Member] | Stage 2 [Member] | 31-90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	149,747	57,053
ECL allowance	7,299	2,036
Mortgage Loans [Member] | Stage 2 [Member] | Over 90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount
ECL allowance
Mortgage Loans [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	222,874	301,854
ECL allowance	39,964	57,624
Mortgage Loans [Member] | Stage 3 [Member] | 1-30 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	101,086	84,207
ECL allowance	21,627	16,900
Mortgage Loans [Member] | Stage 3 [Member] | 31-90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	192,972	112,280
ECL allowance	37,612	18,605
Mortgage Loans [Member] | Stage 3 [Member] | Over 90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	207,599	191,121
ECL allowance	54,908	39,777
Loans to consumers [member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	5,115,479	4,902,630
ECL allowance	112,986	144,060
Loans to consumers [member] | 1-30 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	177,706	144,734
ECL allowance	39,257	52,758
Loans to consumers [member] | 31-90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	191,078	143,794
ECL allowance	65,964	70,218
Loans to consumers [member] | Over 90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	114,087	91,654
ECL allowance	56,055	61,908
Loans to consumers [member] | Stage 1 [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	4,492,189	4,767,906
ECL allowance	54,038	76,215
Loans to consumers [member] | Stage 1 [Member] | 1-30 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	18,497	52,878
ECL allowance	3,150	17,139
Loans to consumers [member] | Stage 1 [Member] | 31-90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	1,470	5,312
ECL allowance	241	849
Loans to consumers [member] | Stage 1 [Member] | Over 90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount
ECL allowance
Loans to consumers [member] | Stage 2 [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	561,846	74,555
ECL allowance	32,294	23,738
Loans to consumers [member] | Stage 2 [Member] | 1-30 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	133,011	66,958
ECL allowance	25,139	19,003
Loans to consumers [member] | Stage 2 [Member] | 31-90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	95,419	76,353
ECL allowance	26,464	31,232
Loans to consumers [member] | Stage 2 [Member] | Over 90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount
ECL allowance
Loans to consumers [member] | Stage 3 [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	61,444	60,169
ECL allowance	26,654	44,107
Loans to consumers [member] | Stage 3 [Member] | 1-30 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	26,198	24,898
ECL allowance	10,968	16,616
Loans to consumers [member] | Stage 3 [Member] | 31-90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	94,189	62,129
ECL allowance	39,259	38,137
Loans to consumers [member] | Stage 3 [Member] | Over 90 days past due [Member]
Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Gross carrying amount	114,087	91,654
ECL allowance	$ 56,055	$ 61,908